Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and due from banks	$ 863,812	$ 1,178,170
Securities and other financial assets, net	398,068	88,794
Loans, net	4,896,647	5,823,333
Customers' liabilities under acceptances	74,366	115,682
Derivative financial instruments - assets	27,778	11,157
Equipment and leasehold improvements, net	16,213	18,752
Intangibles, net	1,984	1,427
Investment properties	3,214	3,494
Other assets	6,816	8,857
Total asset	6,288,898	7,249,666
Liabilities:
Demand deposits	170,660	85,786
Time deposits	2,968,240	2,802,550
Demand and Time Deposits Excluding Interest Payable	3,138,900	2,888,336
Interest payable	1,975	5,219
Total deposits	3,140,875	2,893,555
Securities sold under repurchase agreements	10,663	40,530
Borrowings and debt, net	1,985,070	3,138,310
Interest payable	9,175	10,554
Acceptance outstanding	74,366	115,682
Derivative financial instruments - liabilities	9,211	14,675
Allowance for loan commitments and financial guarantees contracts losses	2,904	3,044
Other liabilities	18,714	17,149
Total liabilities	5,250,978	6,233,499
Equity:
Common stock	279,980	279,980
Treasury stock	(57,999)	(59,669)
Additional paid-in capital in excess of value assigned to common stock	120,414	120,362
Capital reserves	95,210	95,210
Regulatory reserves	136,019	136,019
Retained earnings	464,088	446,083
Other comprehensive income (loss)	208	(1,818)
Total equity	1,037,920	1,016,167
Total liabilities and equity	$ 6,288,898	$ 7,249,666